Convertible Notes Payable - Related Party (Details) - NEWTOWN LANE MARKETING, INCORPORATED [Member] - USD ($)					1 Months Ended
	Dec. 04, 2018	Feb. 14, 2017	Jul. 15, 2016	May 14, 2013	Aug. 18, 2020	Nov. 27, 2019	Aug. 27, 2018	Feb. 14, 2017	Dec. 31, 2015	Jul. 25, 2014	Apr. 01, 2016
Convertible Notes Payable [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Loan amount				$ 100,000
Aggregate principal amount				$ 100,000
Term of loan description				the “May 2013 Note”). The May 2013 Note was initially issued with a two-year term and bore interest at the rate of 5.0% per annum, payable at maturity.
Interest rate per annum				5.00%
Term of notes, description				(the May 2013 “Note”). The May 2013 Note was initially issued with a two-year term and bore interest at a rate of 5.0% per annum, payable at maturity.
Convertible Notes Payable One [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount										$ 72,000
Interest rate per annum										5.00%
Aggregate gross proceeds										$ 72,000
Maturity date										Aug. 31, 2015
Convertible Notes Payable Two [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount										$ 100,000
Maturity date										Aug. 31, 2015
December 2015 Note [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Advance amount									$ 10,000
Convertible Notes Payable Three [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount											$ 10,000
Convertible Notes Payable Four [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount			$ 25,000
Interest rate per annum			5.00%
Maturity date			Aug. 31, 2017
Convertible Notes Payable Five [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount		$ 50,000						$ 50,000
Interest rate per annum		5.00%						5.00%
Maturity date		Aug. 31, 2017						Aug. 31, 2017
Convertible Notes Payable Six [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount							$ 15,000
Interest rate per annum							5.00%
Maturity date							Aug. 31, 2019
Convertible Notes Payable Seven [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount	$ 25,000
Interest rate per annum	5.00%
Maturity date	Aug. 31, 2019
Convertible Notes Payable Eight [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount						$ 40,000
Interest rate per annum						5.00%
Maturity date						Aug. 31, 2020
Convertible Notes Payable Nine [Member] | Ironbound Partners Fund LLC [Member]
Convertible Notes Payable - Related Party (Details) [Line Items]
Aggregate principal amount					$ 20,000
Interest rate per annum					5.00%
Maturity date					Aug. 31, 2021